Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Assets [Abstract]
Government authorities	$ 109	$ 171
Prepaid expenses and other receivables	275	205
Total other current assets	$ 384	$ 376